STOCKHOLDERS' EQUITY (Details 1) (Company Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation Method	Black-Scholes	Black-Scholes
Weighted average fair value	$ 2.05	$ 0.36
Expected term	5 years	7 years 10 months 24 days
Expected dividend yield	0.00%
Lower Range
Risk-free interest rate	0.72%	0.91%
Expected Volatility	44.64%	39.13%
Expected term		5 years
Expected dividend yield		0.00%
Upper Range
Risk-free interest rate	1.04%	3.48%
Expected Volatility	44.81%	51.83%
Expected term		10 years